UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2014 to January 31, 2014

Commission File Number of issuing entity: 333-185213-03

HYUNDAI AUTO RECEIVABLES TRUST 2013-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185213

HYUNDAI ABS FUNDING CORPORATION

(Exact name of depositor as specified in its charter)

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[ ]	[ ]	[ X ]
Asset Backed Notes, Class A-2	[ ]	[ ]	[ X ]
Asset Backed Notes, Class A-3	[ ]	[ ]	[ X ]
Asset Backed Notes, Class A-4	[ ]	[ ]	[ X ]
Asset Backed Notes, Class B	[ ]	[ ]	[ X ]
Asset Backed Notes, Class C	[ ]	[ ]	[ X ]
Asset Backed Notes, Class D	[ ]	[ ]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2013-C are set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai ABS Funding Corporation (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2013-C were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2014 to January 31, 2014.  Please refer to the Form ABS-15G filed by the Securitizer on January 21, 2014 for additional information.  The CIK number of the Securitizer is 0001260125.

PART II – OTHER INFORMATION

Item 9. Exhibits.

99.1	Monthly Servicer’s Report.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 25, 2014	HYUNDAI ABS FUNDING CORPORATION
(Depositor)

	By:	/s/ Min Sok Randy Park
Name: Min Sok Randy Park
Title: President and Secretary

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from January 1, 2014 to January 31, 2014.